Consolidated statement of changes in equity - USD ($) $ in Thousands	Total	Share Capital	Other Contributed Capital	Foreign Currency Translation Reserve	Accumulated Deficit
Beginning balance at Dec. 31, 2018	$ 176,259	$ 17	$ 216,824	$ (13,971)	$ (26,611)
Loss for the year	(35,625)				(35,625)
Other comprehensive income/(loss) for the year	(5,739)			(5,739)
Total comprehensive loss for the year	(41,364)			(5,739)	(35,625)
Issue of shares	41,985	2	41,983
Transaction costs	(19)		(19)
Warrant issue	1,512		1,512
Shareholders’ contributions	7,506		7,506
Share-based payments	1,922				1,922
Ending balance at Dec. 31, 2019	187,801	19	267,806	(19,710)	(60,314)
Loss for the year	(60,361)				(60,361)
Other comprehensive income/(loss) for the year	17,185			17,185
Total comprehensive loss for the year	(43,176)			17,185	(60,361)
Issue of shares	200,044	2	200,042
Transaction costs	(8,412)		(8,412)
Warrant issue	2,675		2,675
Redemption of warrants	(10,146)		(10,146)
Transaction with shareholders	(3,714)		(3,714)
Share-based payments	1,014				1,014
Ending balance at Dec. 31, 2020	326,086	21	448,251	(2,525)	(119,661)
Loss for the year	(212,393)				(212,393)
Other comprehensive income/(loss) for the year	(71,961)			(71,961)
Total comprehensive loss for the year	(284,354)			(71,961)	(212,393)
Bonus issue		64	(64)
Issue of shares	1,099,696	12	1,099,684
Transaction costs	(62,371)		(62,371)
Conversion of shareholder loans	104,108	1	104,107
Exercise of warrants	38,503	7	38,496
Share-based payments	23,632				23,632
Ending balance at Dec. 31, 2021	$ 1,245,299	$ 105	$ 1,628,103	$ (74,486)	$ (308,423)